SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Long-Lived Assets (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets with definite lives
Cash paid for amounts included in the measurement of lease liabilities				$ 100,032	$ 65,061	$ 70,240
Lease liability				194,781	$ 351,512
Gain on amendment of lease				41,500
People Inc.
Intangible assets with definite lives
Cash paid for amounts included in the measurement of lease liabilities	$ 8,500	$ 43,100
Lease liability				4,300
Gain on amendment of lease				$ 41,500
Impairment charges			$ 70,000
ROU asset, impairment charges			44,700			$ 44,700
Impairment of leasehold improvements			$ 25,300